Acquisitions and Divestitures - Additional Information (Detail)													1 Months Ended		3 Months Ended										12 Months Ended
	Feb. 20, 2017 USD ($)	Dec. 06, 2016 USD ($) Site	Jul. 30, 2016 USD ($) $ / shares	Jul. 29, 2016 USD ($)	Jul. 23, 2016 USD ($)	Feb. 20, 2016 USD ($)	Jun. 23, 2015 USD ($) shares	May 19, 2015 USD ($)	Feb. 05, 2015 USD ($)	Jan. 29, 2015 USD ($) Licenses	Feb. 21, 2014 USD ($) $ / shares shares	Sep. 02, 2013 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2015 USD ($) Leases	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) Leases	Dec. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) plan $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Nov. 07, 2016 USD ($)	Apr. 01, 2016 USD ($) Customer Unit	May 12, 2015 $ / shares
Business Acquisition [Line Items]
Cash paid to complete the Wireless Transaction																											$ 58,886,000,000
Common stock, par value | $ / shares															$ 0.10				$ 0.10						$ 0.10	$ 0.10
Deferred tax liability attributable to the Wireless Transaction															$ 45,964,000,000				$ 45,386,000,000						$ 45,964,000,000	$ 45,386,000,000
License purchase and exchange transactions, net cash proceeds																											2,367,000,000
Gain on sale of licenses																									142,000,000	254,000,000	707,000,000
Cash paid to acquire spectrum licenses																									534,000,000	9,942,000,000	354,000,000
Assets held for sale															882,000,000				792,000,000						882,000,000	792,000,000
Cash proceeds from failed sale-leaseback																										2,346,000,000
Proceeds from dispositions of businesses																									9,882,000,000	48,000,000	120,000,000
Operating Revenues															32,340,000,000	$ 30,937,000,000	$ 30,532,000,000	$ 32,171,000,000	34,254,000,000	$ 33,158,000,000	$ 32,224,000,000	$ 31,984,000,000			125,980,000,000	131,620,000,000	127,079,000,000
Operating Income															8,023,000,000	$ 6,540,000,000	$ 4,554,000,000	$ 7,942,000,000	9,744,000,000	$ 7,535,000,000	$ 7,821,000,000	7,960,000,000			27,059,000,000	33,060,000,000	19,599,000,000
Real estate assets held and used															84,751,000,000				83,541,000,000						84,751,000,000	83,541,000,000
Non-current assets held for sale															613,000,000				10,267,000,000						613,000,000	10,267,000,000
Goodwill															27,205,000,000				25,331,000,000				$ 24,639,000,000		27,205,000,000	25,331,000,000	24,639,000,000
Data Center Sale with Equinix
Business Acquisition [Line Items]
Proceeds from dispositions of businesses		$ 3,600,000,000
Real estate assets held and used															700,000,000										700,000,000
Non-current assets held for sale															613,000,000										613,000,000
United States and Latin America | Data Center Sale with Equinix
Business Acquisition [Line Items]
Number of data center sites that will be sold | Site		24
Europe, Asia-Pacific and Canada | Data Center Sale with Equinix
Business Acquisition [Line Items]
Number of data center sites | Site		27
Access Line Sale with Frontier
Business Acquisition [Line Items]
Proceeds from dispositions of businesses									$ 10,500,000,000
Net consideration from disposition of businesses									7,300,000,000
Debt assumed by Frontier									$ 600,000,000
Number of FiOS Internet subscribers divested | Customer																													1,600,000
Number of voice connections divested | Unit																													3,300,000
Number of FiOS video subscribers divested | Customer																													1,200,000
Operating Revenues																									1,300,000,000	5,300,000,000	5,400,000,000
Operating Income																									700,000,000	2,800,000,000	2,000,000,000
Net cash proceeds received used to reduce consolidated indebtedness													$ 9,900,000,000
Derecognition of net assets, plant, property, and equipment																													$ 9,000,000,000
Derecognition of net assets, goodwill																													1,300,000,000
Derecognition of net assets, defined benefit pension and other postretirement benefit plan obligations																			700,000,000							700,000,000			700,000,000
Derecognition of debt assumed by Frontier																													$ 600,000,000
Pre-tax gain (loss) on sale of business and termination of venture																									$ 1,007,000,000
Access Line Sale with Frontier | Pension
Business Acquisition [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan																									3
Access Line Sale with Frontier | Other Postretirement Benefit Plan
Business Acquisition [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan																									1
Access Line Sale with Frontier | Selling, general and administrative expense
Business Acquisition [Line Items]
Pre-tax gain (loss) on sale of business and termination of venture																									$ 1,000,000,000
Curtailment gain																									500,000,000
Real Estate
Business Acquisition [Line Items]
Cash Proceeds from Sale-Leaseback																			200,000,000
Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions																									400,000,000
Gain on sale of licenses																									100,000,000
FCC spectrum licenses auction
Business Acquisition [Line Items]
FCC auction spectrum licenses | Licenses										181
Cash paid to acquire spectrum licenses										$ 10,400,000,000												$ 9,500,000,000	900,000,000
Wireless Licenses
Business Acquisition [Line Items]
Acquisitions																									28,000,000	10,474,000,000
Assets held for sale															$ 900,000,000				300,000,000						900,000,000	$ 300,000,000
Verizon Notes
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes											$ 5,000,000,000
Verizon Notes due February 21, 2022
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes											2,500,000,000
Verizon Notes due February 21, 2025
Business Acquisition [Line Items]
Aggregate principal amount of Verizon Notes											$ 2,500,000,000
T-Mobile Wireless licenses agreement
Business Acquisition [Line Items]
License purchase and exchange transactions, net cash proceeds																								$ 2,400,000,000
T-Mobile Wireless licenses agreement | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions																								900,000,000
T-Mobile USA 700 MHz A Block Wireless licenses agreements | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions																								$ 1,600,000,000
Gain on sale of licenses																											700,000,000
T-Mobile USA Affiliate Wireless Licenses Agreements | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions																			400,000,000
Gain on sale of licenses																			$ 300,000,000
Basking Ridge, New Jersey | Buildings and real estate
Business Acquisition [Line Items]
Cash Proceeds from Sale-Leaseback								$ 700,000,000
Deferred gain on sale leaseback transaction								$ 400,000,000
Initial leaseback term								20 years
Redbox Instant by Verizon
Business Acquisition [Line Items]
Pre-tax gain (loss) on sale of business and termination of venture																							$ (100,000,000)
Vodafone Omnitel N.V.
Business Acquisition [Line Items]
Verizon ownership percentage											23.10%
Selling price (fair value) of Verizon's equity method investment in Vodafone Omnitel											$ 3,500,000,000
Pre-tax gain on sale of equity interest																											$ 1,900,000,000
Sprint Corporation | Advanced Wireless Services Spectrum Licenses
Business Acquisition [Line Items]
Acquisitions																									300,000,000
Wireless Transaction
Business Acquisition [Line Items]
Business acquisition merger consideration												$ 130,000,000,000
Cash paid to complete the Wireless Transaction											58,890,000,000
Aggregate value of common shares issued to Vodafone shareholders											$ 61,300,000,000
Common stock, par value | $ / shares											$ 0.10
Other consideration paid to Vodafone											$ 1,700,000,000
Common shares issued | shares											1,270,000,000
Preferred stock redemption date											2020-04
Preferred stock redemption price, per share | $ / shares											$ 1,000
Preferred stock dividend rate, percentage											5.143%
Deferred tax liability attributable to the Wireless Transaction											$ 13,500,000,000
Wireless Transaction | Series D Preferred Stock
Business Acquisition [Line Items]
Preferred stock shares outstanding | shares											825,000
Wireless Transaction | Series E Preferred Stock
Business Acquisition [Line Items]
Preferred stock shares outstanding | shares											825,000
Wireless Transaction | Verizon Notes
Business Acquisition [Line Items]
Quarterly interest payment start date											May 21, 2014
Wireless Transaction | Verizon Notes due February 21, 2022
Business Acquisition [Line Items]
Debt instrument maturity date											Feb. 21, 2022
Debt instrument, description of variable rate basis											Three-month LIBOR, plus 1.222%
Wireless Transaction | Verizon Notes due February 21, 2022 | London Interbank Offered Rate (LIBOR)
Business Acquisition [Line Items]
Debt instrument, marginal rate											1.222%
Wireless Transaction | Verizon Notes due February 21, 2025
Business Acquisition [Line Items]
Debt instrument maturity date											Feb. 21, 2025
Debt instrument, description of variable rate basis											Three-month LIBOR, plus 1.372%
Wireless Transaction | Verizon Notes due February 21, 2025 | London Interbank Offered Rate (LIBOR)
Business Acquisition [Line Items]
Debt instrument, marginal rate											1.372%
Wireless Transaction | Cellco Partnership DBA Verizon Wireless
Business Acquisition [Line Items]
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture												45.00%
Tower Monetization Transaction
Business Acquisition [Line Items]
Number of towers subject to failed sale-leaseback | Leases														11,300								11,300
Cash proceeds from failed sale-leaseback														$ 5,000,000,000
Term of Lease														28 years
Number of towers subject to disposition | Leases														162								162
Cash proceeds from disposition of towers														$ 100,000,000
Minimum years of sublease capacity on towers														10 years
March 2015 Tower Monetization Transaction- Other, net cash flows provided by operating activities
Business Acquisition [Line Items]
Cash proceeds from failed sale-leaseback														$ 2,400,000,000
March 2015 Tower Monetization Transaction- Other, net cash flows used in financing activities
Business Acquisition [Line Items]
Cash proceeds from failed sale-leaseback														$ 2,700,000,000
AOL Inc
Business Acquisition [Line Items]
Business acquisition merger consideration							$ 4,141,000,000
Business acquisition, purchase price in cash							$ 3,764,000,000																		$ 179,000,000
Business acquisition, share price | $ / shares																														$ 50.00
Number of shares exercised under appraisal rights of Delaware law | shares							6,600,000
Business acquisition, potential additional payment							$ 330,000,000
Cash acquired							500,000,000
Goodwill							1,938,000,000
Intangible assets subject to amortization							$ 2,504,000,000
Fleetmatics Group PLC
Business Acquisition [Line Items]
Business acquisition merger consideration			$ 2,500,000,000
Business acquisition, share price | $ / shares			$ 60.00
Cash acquired			$ 100,000,000
Goodwill																												$ 1,400,000,000
Intangible assets subject to amortization																												$ 1,100,000,000
XO Holdings
Business Acquisition [Line Items]
Business acquisition, purchase price in cash						$ 1,800,000,000
Yahoo! Inc.
Business Acquisition [Line Items]
Business acquisition, purchase price in cash					$ 4,830,000,000
Yahoo! Inc. | Restricted Stock Units
Business Acquisition [Line Items]
Outstanding restricted stock units to be awarded to employees who transferred from yahoo					$ 1,100,000,000
Yahoo! Inc. | Subsequent Event
Business Acquisition [Line Items]
Business acquisition, purchase price in cash	$ 4,480,000,000
Purchase price reduction due to Purchase Agreement Amendment	$ (350,000,000)
Post-closing liabilities arising from data breach percent retained	50.00%
Post-closing liabilities arising from shareholders percent retained	100.00%
Telogis Inc
Business Acquisition [Line Items]
Business acquisition, purchase price in cash				$ 900,000,000
Telogis Inc | Corporate and Other
Business Acquisition [Line Items]
Goodwill				$ 500,000,000